Form N-1A Supplement	May 30, 2025
KraneShares Global Humanoid and Embodied Intelligence Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated May 30, 2025 to the currently effective Summary Prospectus and Statutory Prospectus (the “Prospectus”), as each may be supplemented or amended, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Prospectus and should be read in conjunction with the Prospectus dated August 1, 2024, as may be supplemented or amended, and the supplement dated May 1, 2025.